Provisions - Spanish Entities - Funding status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Insurance contracts linked to pensions (note 14)	€ 174	€ 192	€ 210
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	76	72	84
Actuarial gains and losses on defined benefit pension plans	(25)	(1,677)	618
Post-employment plans
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	10	12	18
Interest cost (net)	26	53	73
Expected return on insurance contracts linked to pensions	(1)	(2)	(4)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	2	3	3
Pre-retirement cost	0	1	1
Other	(372)	(29)	(4)
Total defined benefit expenses recognized in the consolidated income statements	(335)	38	87
Other similar obligations
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	1	1	1
Interest cost (net)	9	15	18
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	(3)	7	7
Past service cost	0	1	5
Pre-retirement cost	772	687	208
Other	(15)	(2)	0
Total defined benefit expenses recognized in the consolidated income statements	764	709	239
Spain
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	84	278	(65)
Spain | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	60	59	60
Vested obligations to retired employees	3,318	5,393	5,332
To pre-retirees employees	0	0	0
Long-service bonuses and other benefits	0	0	0
Other	41	42	35
Present value of the obligations	3,419	5,494	5,427
Less - Fair value of plan assets	1,542	1,547	1,500
Provisions - Provisions for pensions	1,877	3,947	3,927
Internal provisions for pensions	1,707	3,759	3,720
Insurance contracts linked to pensions (note 14)	174	192	210
Unrecognised net assets for pensions	(4)	(4)	(3)
Spain | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	1,688	1,317	1,187
Long-service bonuses and other benefits	18	18	17
Other	1	0	0
Present value of the obligations	1,707	1,335	1,204
Less - Fair value of plan assets	12	14	15
Provisions - Provisions for pensions	1,695	1,321	1,189
Internal provisions for pensions	1,695	1,321	1,189
Insurance contracts linked to pensions (note 14)	0	0	0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0